Taxes on Income (Details) - Schedule of reconciliation of taxes on profit loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of taxes on profit loss [Abstract]
Gain before taxes on income		$ 18,565	$ 22,981
Statutory tax rate		23.00%	23.00%
Tax calculated using the statutory tax rate		$ 4,270	$ 5,286
Increase (decrease) in taxes resulting from permanent differences - the tax effect:
Adjustment of deferred tax balances following a change in tax rates			(356)
Taxable income with preferred income tax rates by virtue of the Encouragement Law		(3,082)	(3,747)
Tax exempt income, income subject to special tax rates and nondeductible expenses and other		(303)	(105)
Difference between measurement basis of income/expenses for tax purposes and measurement basis of income/expenses for financial reporting purposes		441
Increase in unrecognized tax losses in the year			(352)
Prior year taxes			4
Other		99
Tax on income	$ 345	$ 1,425	$ 730
Effective tax rate		7.70%	3.20%